UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10053
                                   811-10089

Name of Fund: BlackRock Short-Term Bond Fund of
              BlackRock Short-Term Bond Series, Inc.
              Short-Term Bond Master Portfolio of
              Short-Term Bond Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. Schedule of Investments as of September 30, 2007 (Unaudited)

                                                  Beneficial
                                                    Interest   Mutual Funds                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                               $ 566,472,052   Short-Term Bond Master Portfolio of Short-Term
                                                               Bond Master LLC                                      $  688,602,657
----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Investments (Cost - $677,043,326) - 100.4%        688,602,657

                                                               Liabilities in Excess of Other Assets - (0.4%)           (2,886,054)
                                                                                                                    --------------
                                                               Net Assets - 100.0%                                  $  685,716,603
                                                                                                                    ==============

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                         Face
                                       Amount   Asset-Backed Securities+                                                 Value
----------------------------------------------------------------------------------------------------------------------------------
                            USD     4,987,434   ACE Securities Corp. Series 2006-FM2 Class A2A,
                                                5.181% due 8/25/2036 (a)                                             $   4,941,336
                                    3,433,667   Aegis Asset Backed Securities Trust Series 2006-1
                                                Class A1, 5.211% due 1/25/2037 (a)                                       3,415,620
                                   10,696,232   Ameriquest Mortgage Securities, Inc. Series 2004-FR1
                                                Class A5, 4.455% due 5/25/2034 (a)                                      10,503,720
                                    3,484,593   Asset Backed Funding Certificates Series 2006-OPT2
                                                Class A3A, 5.191% due 10/25/2036 (a)                                     3,464,097
                                    5,350,000   Bank of America Credit Card Trust Series 2007-A7
                                                Class A7, 5.091% due 8/15/2012 (a)(b)                                    5,317,087
                                    1,250,000   Capital Auto Receivables Asset Trust Series 2004-2
                                                Class D, 5.82% due 5/15/2012 (b)                                         1,238,706
                                    4,997,796   Capital Auto Receivables Asset Trust Series 2006-SN1A
                                                Class A2A, 5.40% due 1/20/2009 (b)                                       4,996,990
                                    3,081,241   Chase Manhattan Auto Owner Trust Series 2005-A
                                                Class A3, 3.87% due 6/15/2009                                            3,060,595
                                    1,662,499   Countrywide Asset Backed Certificates Series 2004-13
                                                Class AF3, 3.989% due 12/25/2034 (a)                                     1,651,182
                                    1,484,569   Countrywide Asset Backed Certificates Series 2006-20
                                                Class 2A1, 5.181% due 4/25/2037 (a)                                      1,474,332
                                    6,525,000   Daimler Chrysler Auto Trust Series 2006-C Class A3,
                                                5.02% due 7/08/2010                                                      6,517,160
                                    4,525,573   First Horizon Asset Backed Securities Trust Series
                                                2004-HE4 Class A2, 4.07% due 7/25/2019                                   4,449,015
                                    6,300,000   Ford Credit Auto Owner Trust Series 2005-A Class A4,
                                                3.72% due 10/15/2009                                                     6,249,680
                                    5,625,000   Ford Credit Auto Owner Trust Series 2005-B Class A4,
                                                4.38% due 1/15/2010                                                      5,594,337
                                    3,883,170   Ford Credit Auto Owner Trust Series 2005-C Class A3,
                                                4.30% due 8/15/2009                                                      3,867,915
                                    2,438,474   Fremont Home Loan Trust Series 2005-E Class 2A2,
                                                5.301% due 1/25/2036 (a)                                                 2,431,698
                                    4,704,957   GCO Slims Trust Series 2006-1A Class NOTE, 5.72%
                                                due 3/01/2022 (b)                                                        4,706,427
                                      405,476   GSAA Home Equity Trust Series 2006-8N Class N1, 6%
                                                due 10/26/2036 (b)                                                         385,202
                                    1,664,855   GSAA Trust Series 2004-10 Class AF2,
                                                4.22% due 8/25/2034 (a)                                                  1,657,604
                                    4,777,879   GSAMP Trust Series 2005-AHL Class A3,
                                                5.471% due 4/25/2035 (a)                                                 4,773,214
                                    4,006,198   HSI Asset Securitization Corp. Trust Series 2006-HE1
                                                Class 2A1, 5.181% due 10/25/2036 (a)                                     3,977,205
                                    2,152,135   Honda Auto Receivables Owner Trust Series 2004-1
                                                Class A4, 3.06% due 10/21/2009                                           2,149,649
                                    2,703,992   Honda Auto Receivables Owner Trust Series 2006-1
                                                Class A3, 5.07% due 2/18/2010                                            2,701,259
                                    5,425,000   Honda Auto Receivables Owner Trust Series 2006-3
                                                Class A3, 5.12% due 10/15/2010                                           5,422,061
                                   16,400,000   National Collegiate Student Loan Trust Series
                                                2005-2 Class AIO, 7.73% due 3/25/2012                                    2,922,808
                                   33,292,725   National Collegiate Student Loan Trust Series
                                                2005-GT1 Class AIO, 6.75% due 12/25/2009                                 4,707,799

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                         Face
                                       Amount   Asset-Backed Securities+                                                 Value
----------------------------------------------------------------------------------------------------------------------------------
                            USD     1,770,014   Popular ABS Mortgage Pass-Through Trust Series
                                                2005-1 Class AF3, 4.142% due 5/25/2035 (a)                           $   1,744,170
                                    9,505,394   Residential Asset Mortgage Products, Inc. Series
                                                2003-RZ3 Class A6, 3.40% due 3/25/2033                                   9,000,385
                                    3,729,184   SLM Student Loan Trust Series 2002-1 Class A2,
                                                5.47% due 4/25/2017 (a)                                                  3,737,687
                                    5,316,401   SLM Student Loan Trust Series 2002-4 Class A4,
                                                5.834% due 3/15/2017 (a)                                                 5,336,260
                                    5,750,000   SLM Student Loan Trust Series 2005-8 Class A2,
                                                5.445% due 7/25/2022 (a)                                                 5,723,608
                                    5,706,718   Soundview Home Equity Loan Trust Series 2003-2
                                                Class A2, 5.781% due 11/25/2033 (a)                                      5,374,741
                                    6,109,341   USAA Auto Owner Trust Series 2006-1 Class A3,
                                                5.01% due 9/15/2010                                                      6,101,601
                                    1,003,310   WFS Financial Owner Trust Series 2003-4 Class B,
                                                2.73% due 5/20/2011                                                      1,001,826
                                   10,800,000   WFS Financial Owner Trust Series 2004-4 Class A4,
                                                3.44% due 5/17/2012                                                     10,661,006
----------------------------------------------------------------------------------------------------------------------------------
                                                Total Asset-Backed Securities
                                                (Cost - $152,385,700) - 22.0%                                          151,257,982
----------------------------------------------------------------------------------------------------------------------------------

                                                Government Agency Mortgage-Backed Securities+
----------------------------------------------------------------------------------------------------------------------------------
                                                Fannie Mae Guaranteed Pass-Through Certificates:
                                    1,963,711             4.234% due 3/01/2034                                           1,949,596
                                    2,129,257             4.63% due 2/01/2035                                            2,119,668
                                    5,004,618             5.408% due 5/01/2037                                           5,007,429
                                    7,863,547             5.473% due 12/01/2036                                          7,891,425
                                   62,812,084             5.50% due 11/01/2017 - 10/15/2037 (e)                         61,787,000
                                    5,455,775             5.701% due 10/01/2036                                          5,502,939
                                    2,197,230             5.916% due 9/01/2036                                           2,220,071
                                   16,100,000             6.00% due 10/15/2037 (e)                                      16,124,688
                                    3,429,345             6.50% due 8/01/2032 - 8/01/2034                                3,521,972
                                    3,199,089             7.50% due 9/01/2035                                            3,348,392
                                    3,047,579             8.00% due 7/01/2027 - 11/01/2032                               3,212,296
                                                Freddie Mac Mortgage Participation Certificates:
                                    1,983,978             4.427% due 4/01/2035                                           1,962,459
                                    4,885,217             4.641% due 4/01/2035                                           4,761,858
                                    9,376,232             5.598% due 3/01/2037                                           9,442,358
                                    4,763,212             5.813% due 11/01/2036                                          4,807,963
                                   12,563,692             6.04% due 11/01/2036                                          12,754,939
                                                Ginnie Mae MBS Certificates:
                                    3,901,636             5.00% due 11/20/2034                                           3,910,164
                                   21,400,000             6.00% due 10/15/2037                                          21,533,750
----------------------------------------------------------------------------------------------------------------------------------
                                                Total Government Agency Mortgage-Backed Securities
                                                (Cost - $172,525,052) - 24.9%                                          171,858,967
----------------------------------------------------------------------------------------------------------------------------------

                                                Government Agency Mortgage-Backed Obligations -
                                                Collateralized Mortgage Obligations+
                                   15,819,809   Fannie Mae Trust Series 360 Class 2, 5% due 8/01/2035 (c)                4,165,555
                                    6,203,520   Fannie Mae Trust Series 377 Class 2, 5% due 10/01/2036 (c)               1,655,866
                                    4,353,887   Fannie Mae Trust Series 2003-17 Class QR, 4.50% due 11/25/2025           4,337,087
                                    2,121,105   Fannie Mae Trust Series 2003-67 Class GL, 3% due 1/25/2025               2,091,390

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                         Face   Government Agency Mortgage-Backed Obligations -
                                       Amount   Collateralized Mortgage Obligations+                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                            USD     8,009,113   Fannie Mae Trust Series 2006-53 Class BA, 6% due 2/25/2027           $   8,099,578
                                    9,239,860   Fannie Mae Trust Series 2006-106 Class PA, 5.50%
                                                due 6/25/2030                                                            9,285,863
                                    3,988,580   Fannie Mae Trust Series 2006-M2 Class A1A, 4.855%
                                                due 7/25/2016 (a)                                                        4,007,638
                                    6,441,034   Freddie Mac Multiclass Certificates Series 2485 Class AS, 5.50%
                                                due 8/15/2017                                                            6,531,800
                                    4,382,811   Freddie Mac Multiclass Certificates Series 2673
                                                Class ML, 4% due 12/15/2022                                              4,366,187
                                   48,574,763   Freddie Mac Multiclass Certificates Series 3309
                                                Class SA, 0.77% due 4/15/2037 (a)                                        2,238,859
                                   20,448,525   Freddie Mac Multiclass Certificates Series 3318
                                                Class SK, 0.77% due 5/15/2037 (a)                                          917,795
                                   28,130,431   Ginnie Mae Trust Series 2002-94 Class XB, 2.349%
                                                due 11/16/2007 (a)(c)                                                       26,091
----------------------------------------------------------------------------------------------------------------------------------
                                                Total Government Agency Mortgage-Backed Obligations -
                                                Collateralized Mortgage Obligations
                                                (Cost - $47,055,794) - 6.9%                                             47,723,709
----------------------------------------------------------------------------------------------------------------------------------

                                                Non-Government Agency Mortgage-Backed Securities+
----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage             6,326,249   Banc of America Funding Corp. Series 2006-I Class 1A1,
Obligations - 20.7%                             4.581% due 12/20/2036 (a)                                                6,254,348
                                    3,423,420   Banc of America Mortgage Securities Inc. Series 2003-J
                                                Class 2A1, 4.08% due 11/25/2033 (a)                                      3,406,887
                                    5,912,502   Banc of America Mortgage Securities Inc. Series 2006-B
                                                Class 3A1, 6.161% due 11/20/2036 (a)                                     5,977,666
                                       73,268   BlackRock Capital Finance LP Series 1997-R2 Class AP,
                                                9.514% due 12/25/2035 (a)(b)(f)                                             73,268
                                    4,284,430   Countrywide Home Loan Mortgage Pass-Through Trust Series
                                                2005-HYB8 Class 2A1, 5.22% due 12/20/2035 (a)                            4,283,435
                                    1,912,652   Deutsche Alt-A Securities, Inc. Alternative Loan Trust
                                                Series 2006-AF1 Class A1, 5.211% due 4/25/2036 (a)                       1,908,547
                                    7,065,853   GMAC Mortgage Corp. Loan Trust Series 2003-J10 Class A1,
                                                4.75% due 1/25/2019                                                      6,878,945
                                    9,228,916   GSR Mortgage Loan Trust Series 2005-AR1 Class 2A1, 4.927%
                                                due 1/25/2035 (a)                                                        9,173,043
                                    6,982,943   GSR Mortgage Loan Trust Series 2007-AR1 Class 2A1, 6.013%
                                                due 3/25/2037 (a)                                                        7,046,492
                                    4,272,141   Harborview Mortgage Loan Trust Series 2006-11 Class A1A,
                                                5.673% due 12/19/2036 (a)                                                4,146,183
                                    8,246,195   Homebanc Mortgage Trust Series 2005-3 Class A1, 5.371%
                                                due 7/25/2035 (a)                                                        8,002,640
                                    3,552,504   Indymac Index Mortgage Loan Trust Series 2006-AR41 Class
                                                A3, 5.311% due 2/25/2037 (a)                                             3,471,790
                                    7,162,626   JPMorgan Mortgage Trust Series 2007-A1 Class 2A1, 4.768%
                                                due 7/25/2035 (a)                                                        7,114,007
                                    4,385,540   Luminent Mortgage Trust Series 2006-7 Class 1A1, 5.311%
                                                due 5/25/2036 (a)                                                        4,329,936
                                      145,330   Ocwen Residential MBS Corp. Series 1998-R2 Class AP, 10.634%
                                                due 11/25/2034 (a)(b)                                                       94,464
                                    4,428,777   Residential Accredit Loans, Inc. Series 2006-QA9 Class A1,
                                                5.311% due 11/25/2036 (a)                                                4,327,737

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                         Face
                                       Amount   Non-Government Agency Mortgage-Backed Securities+                        Value
----------------------------------------------------------------------------------------------------------------------------------
                            USD        16,363   Salomon Brothers Mortgage Securities VI, Inc. Series
                                                1986-1 Class A, 6% due 12/25/2011                                    $      16,319
                                        5,722   Structured Mortgage Asset Residential Trust Series 1991-1
                                                Class H, 8.25% due 6/25/2022                                                 5,697
                                    6,599,378   SunTrust Adjustable Rate Mortgage Loan Trust Series 2007-2
                                                Class 3A3, 5.731% due 4/25/2037 (a)                                      6,525,184
                                        3,666   WaMu Mortgage Pass-Through Certificates Series 2000-1
                                                Class B1, 5.708% due 1/25/2040 (a)(b)                                        3,299
                                   14,416,186   WaMu Mortgage Pass-Through Certificates Series 2004-AR3
                                                Class A1, 3.918% due 6/25/2034 (a)                                      14,170,247
                                    7,175,000   WaMu Mortgage Pass-Through Certificates Series 2005-AR12
                                                Class 1A6, 4.835% due 10/25/2035 (a)                                     7,128,085
                                    6,999,822   WaMu Mortgage Pass-Through Certificates Series 2006-AR12
                                                Class 1A4, 6.074% due 10/25/2036 (a)                                     7,057,866
                                       44,356   Walsh Acceptance Series 1997-2 Class A, 7.563%
                                                due 3/01/2027 (a)                                                            5,544
                                    8,503,650   Wells Fargo Mortgage Backed Securities Trust Series
                                                2004-3 Class A1, 4.75% due 4/25/2019                                     8,200,708
                                    8,251,900   Wells Fargo Mortgage Backed Securities Trust Series
                                                2006-AR8 Class 2A1, 5.24% due 4/25/2036 (a)                              8,238,114
                                    6,168,870   Wells Fargo Mortgage Backed Securities Trust Series
                                                2006-AR10 Class 2A1, 5.645% due 7/25/2036 (a)                            6,157,979
                                    8,361,673   Wells Fargo Mortgage Backed Securities Trust Series
                                                2007-8 Class 2A7, 6% due 7/25/2037                                       8,434,595
                                                                                                                     -------------
                                                                                                                       142,433,025
----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-                3,465,000   Banc of America Commercial Mortgage, Inc. Series 2000-1
Backed Securities - 12.9%                       Class A2A, 7.333% due 11/15/2031 (a)                                     3,589,365
                                    4,330,915   CS First Boston Mortgage Securities Corp. Series 1999-C1
                                                Class A2, 7.29% due 9/15/2041                                            4,470,954
                                    2,928,427   CS First Boston Mortgage Securities Corp. Series 2002-CKS4
                                                Class A1, 4.485% due 11/15/2036                                          2,891,823
                                   65,866,385   CS First Boston Mortgage Securities Corp. Series 2003-CPN1
                                                Class ASP, 1.584% due 3/15/2035 (a)(c)                                   2,014,161
                                    2,625,475   CS First Boston Mortgage Securities Corp. Series 2004-C3
                                                Class A2, 3.913% due 7/15/2036                                           2,592,610
                                    3,825,950   Chase Commercial Mortgage Securities Corp. Series 1999-2
                                                Class A2, 7.198% due 1/15/2032                                           3,969,929
                                    4,186,752   Chase Manhattan Bank-First Union National Bank Series
                                                1999-1 Class A2, 7.439% due 8/15/2031 (a)                                4,338,170
                                    7,600,000   Citigroup Commercial Mortgage Trust Series 2007-C6
                                                Class A4, 5.889% due 6/10/2017 (a)                                       7,683,110
                                    3,729,963   Commercial Mortgage Acceptance Corp. Series 1999-C1
                                                Class A2, 7.03% due 6/15/2031                                            3,816,163
                                      269,920   Commercial Mortgage Pass-Through Certificates Series
                                                2004-LB4A Class A1, 3.566% due 10/15/2037                                  269,215
                                    4,955,000   GE Capital Mall Finance Corp. Series 1998-1A Class A2,
                                                6.32% due 9/13/2028                                                      5,001,790
                                    4,418,724   GMAC Commercial Mortgage Securities, Inc. Series 1998-C2
                                                Class A2, 6.42% due 5/15/2035                                            4,444,334
                                    4,169,119   GMAC Commercial Mortgage Securities, Inc. Series 1999-C1
                                                Class A2, 6.175% due 5/15/2033                                           4,207,822
                                   20,524,183   Greenwich Capital Commercial Funding Corp. Series 2002-C1
                                                Class XP, 2.059% due 1/11/2035 (a)(c)                                    1,473,255

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                         Face
                                       Amount   Non-Government Agency Mortgage-Backed Securities+                        Value
----------------------------------------------------------------------------------------------------------------------------------
                            USD       182,635   Greenwich Capital Commercial Funding Corp. Series 2004-GG1
                                                Class A2, 3.835% due 6/10/2036                                       $     182,367
                                   12,502,299   JPMorgan Chase Commercial Mortgage Securities Corp. Series
                                                2001-CIBC Class A3, 6.26% due 3/15/2033                                 12,901,829
                                    4,030,000   JPMorgan Chase Commercial Mortgage Securities Corp. Series
                                                2007-CB20 Class A4, 5.794% due 2/12/2051 (a)                             4,049,909
                                    4,575,609   LB Commercial Conduit Mortgage Trust Series 1999-C1
                                                Class A2, 6.78% due 6/15/2031                                            4,662,507
                                   65,291,737   LB-UBS Commercial Mortgage Trust Series 2002-C4
                                                Class XCP, 1.475% due 10/15/2035 (a)(c)                                  1,734,508
                                    4,101,398   LB-UBS Commercial Mortgage Trust Series 2004-C7
                                                Class A1, 3.625% due 10/15/2029                                          4,038,425
                                    6,679,353   TIAA Retail Commercial Trust Series 2007-C4
                                                Class A1, 5.695% due 8/15/2039 (a)                                       6,762,323
                                    3,625,000   Wachovia Bank Commercial Mortgage Trust Series
                                                2006-C25 Class A4, 5.742% due 5/15/2043 (a)                              3,690,943
                                                                                                                     -------------
                                                                                                                        88,785,512
----------------------------------------------------------------------------------------------------------------------------------
                                                Total Non-Government Agency Mortgage-Backed Securities
                                                (Cost - $231,727,839) - 33.6%                                          231,218,537
----------------------------------------------------------------------------------------------------------------------------------

                                                Corporate Bonds
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.2%          1,250,000   Goodrich Corp., 6.45% due 4/15/2008                                      1,256,208
                                       80,000   L-3 Communications Corp., 5.875% due 1/15/2015                              76,800
                                      360,000   L-3 Communications Corp. Series B, 6.375% due 10/15/2015                   353,700
                                                                                                                     -------------
                                                                                                                         1,686,708
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                       556,806   American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012                535,230
----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.8%                  3,400,000   DaimlerChrysler NA Holding Corp., 4.75% due 1/15/2008                    3,390,524
                                    2,000,000   DaimlerChrysler NA Holding Corp., 4.05% due 6/04/2008                    1,978,090
                                                                                                                     -------------
                                                                                                                         5,368,614
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.7%              3,635,000   Credit Suisse Guernsey Ltd. Series 1, 6.248% (a)(h)                      3,554,085
                                    3,180,000   Goldman Sachs Capital III Series F, 6.35% (a)(h)                         2,887,853
                                    2,225,000   Lehman Brothers Holdings Capital Trust V, 6.371% (a)(h)                  2,088,579
                                    3,340,000   Lehman Brothers Holdings, Inc., 5.645% due 5/25/2010 (a)                 3,255,555
                                    1,000,000   Morgan Stanley, 5.493% due 1/09/2012 (a)                                   979,643
                                    5,043,000   Morgan Stanley, 5.625% due 1/09/2012                                     5,082,910
                                      610,000   UBS Preferred Funding Trust I, 8.622% (a)(h)                               662,498
                                                                                                                     -------------
                                                                                                                        18,511,123
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.0%                      146,000   Equistar Chemicals LP, 10.125% due 9/01/2008                               150,745
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.6%             3,125,000   Glitnir Banki HF, 5.62% due 4/20/2010 (a)(b)                             3,064,206
                                    2,425,000   HBOS Treasury Services Plc, 3.50% due 11/30/2007 (b)                     2,421,544
                                    1,500,000   Wachovia Corp., 6.15% due 3/15/2009                                      1,521,681
                                    4,100,000   Wells Fargo & Co., 5.445% due 1/24/2012 (a)                              4,059,713
                                                                                                                     -------------
                                                                                                                        11,067,144
----------------------------------------------------------------------------------------------------------------------------------
Communications                        955,000   Cisco Systems, Inc., 5.44% due 2/20/2009 (a)                               953,199
Equipment - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.3%      1,700,000   International Business Machines Corp., 5.70% due 9/14/2017               1,708,906
                                      135,000   Seagate Technology HDD Holdings, 6.80% due 10/01/2016                      131,963
                                                                                                                     -------------
                                                                                                                         1,840,869
----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.5%             3,500,000   HSBC Finance Corp., 4.125% due 12/15/2008                                3,462,092
----------------------------------------------------------------------------------------------------------------------------------

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                         Face
                                       Amount   Corporate Bonds                                                          Value
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial       USD     1,030,000   Ford Motor Credit Co. LLC, 7.80% due 6/01/2012                       $     979,839
Services - 2.0%                    10,350,000   General Electric Capital Corp., 5.486% due 11/01/2012 (a)               10,213,318
                                    2,700,000   General Electric Capital Corp. Series A, 3.75% due 12/15/2009 (d)        2,629,733
                                                                                                                     -------------
                                                                                                                        13,822,890
----------------------------------------------------------------------------------------------------------------------------------
Diversified                         1,810,000   AT&T, Inc., 4.125% due 9/15/2009                                         1,780,549
Telecommunication                   1,960,000   BellSouth Corp., 5.485% due 11/15/2007 (a)                               1,960,945
Services - 2.0%                       260,000   Cincinnati Bell, Inc., 7.25% due 7/15/2013                                 261,950
                                    2,500,000   Deutsche Telekom International Finance BV, 3.875% due 7/22/2008          2,472,015
                                      250,000   Qwest Corp., 8.944% due 6/15/2013 (a)                                      266,875
                                    2,250,000   Telecom Italia Capital SA, 4% due 11/15/2008                             2,218,344
                                    1,275,000   Telefonica Emisiones SAU, 5.984% due 6/20/2011                           1,297,189
                                    3,225,000   Verizon Global Funding Corp., 4% due 1/15/2008                           3,212,793
                                      300,000   Wind Acquisition Finance SA, 10.75% due 12/01/2015 (b)                     332,250
                                                                                                                     -------------
                                                                                                                        13,802,910
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.2%           7,730,000   TXU Energy Co. LLC, 5.85% due 9/16/2008 (a)(b)                           7,741,649
                                      685,000   Xcel Energy, Inc., 3.40% due 7/01/2008                                     675,046
                                                                                                                     -------------
                                                                                                                         8,416,695
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.2%                1,115,000   Kraft Foods, Inc., 5.625% due 8/11/2010                                  1,132,871
----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                  670,000   Targa Resources, Inc., 8.50% due 11/01/2013 (b)                            670,000
                                      180,000   Transcontinental Gas Pipe Line Corp. Series B, 8.875% due 7/15/2012        200,250
                                                                                                                     -------------
                                                                                                                           870,250
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &             1,940,000   WellPoint, Inc., 3.75% due 12/14/2007                                    1,932,942
Services - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                 195,000   American Real Estate Partners LP, 8.125% due 6/01/2012                     193,294
Leisure - 0.1%                        335,000   Seneca Gaming Corp., 7.25% due 5/01/2012                                   337,513
                                                                                                                     -------------
                                                                                                                           530,807
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.9%                    1,470,000   Protective Life Secured Trust, 5.436% due 1/14/2008 (a)                  1,469,972
                                    1,500,000   Prudential Financial, Inc., 3.75% due 5/01/2008                          1,484,568
                                    1,900,000   ZFS Finance USA Trust I, 5.875% due 5/09/2032 (a)(b)                     1,836,673
                                    1,735,000   ZFS Finance USA Trust I, 6.15% due 12/15/2065 (a)(b)                     1,715,636
                                                                                                                     -------------
                                                                                                                         6,506,849
----------------------------------------------------------------------------------------------------------------------------------
Media - 1.4%                        2,825,000   British Sky Broadcasting Plc, 8.20% due 7/15/2009                        2,971,646
                                    1,655,000   COX Communications, Inc., 4.625% due 1/15/2010                           1,635,408
                                      155,000   CSC Holdings, Inc. Series B, 8.125% due 7/15/2009                          157,713
                                    1,200,000   Comcast Cable Communications LLC, 6.20% due 11/15/2008                   1,211,734
                                    1,470,000   Comcast Corp., 5.656% due 7/14/2009 (a)                                  1,462,721
                                      315,000   Intelsat Bermuda Ltd., 9.25% due 6/15/2016                                 326,813
                                      650,000   Intelsat Corp., 9% due 6/15/2016                                           669,500
                                    1,220,000   News America, Inc., 6.75% due 1/09/2038                                  1,277,386
                                                                                                                     -------------
                                                                                                                         9,712,921
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%                550,000   Freeport-McMoRan Copper & Gold, Inc., 8.25% due 4/01/2015                  594,000
                                      750,000   Freeport-McMoRan Copper & Gold, Inc., 8.375% due 4/01/2017                 819,375
                                                                                                                     -------------
                                                                                                                         1,413,375
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.1%              2,395,000   Dominion Resources, Inc., 5.688% due 5/15/2008 (g)                       2,396,051
                                    2,000,000   Dominion Resources, Inc. Series D, 5.125% due 12/15/2009                 1,994,300
                                    2,650,000   Energy East Corp., 6.75% due 6/15/2012                                   2,783,375
                                                                                                                     -------------
                                                                                                                         7,173,726

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                         Face
                                       Amount   Corporate Bonds                                                          Value
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable       USD     2,475,000   Anadarko Petroleum Corp., 5.755% due 9/15/2009 (a)                   $   2,460,702
Fuels - 2.2%                          350,000   Chesapeake Energy Corp., 6.375% due 6/15/2015                              343,438
                                      350,000   Compton Petroleum Finance Corp., 7.625% due 12/01/2013                     337,750
                                    3,775,000   Conoco Funding Co, 6.35% due 10/15/2011                                  3,935,219
                                    2,250,000   Midamerican Energy Holdings Co., 4.625% due 10/01/2007                   2,250,000
                                    1,910,000   Midamerican Energy Holdings Co., 3.50% due 5/15/2008                     1,888,083
                                    3,430,000   Pemex Project Funding Master Trust, 6.994% due 6/15/2010 (a)(b)          3,490,021
                                                                                                                     -------------
                                                                                                                        14,705,213
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment              1,400,000   Nationwide Health Properties, Inc., 7.60% due 11/20/2028                 1,517,446
Trusts (REITs) - 0.6%               1,400,000   Nationwide Health Properties, Inc., 6.59% due 7/07/2038                  1,436,590
                                      815,000   Rouse Co. LP, 3.625% due 3/15/2009                                         780,157
                                      325,000   Ventas Realty LP, 6.625% due 10/15/2014                                    324,188
                                                                                                                     -------------
                                                                                                                         4,058,381
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication            400,000   Rogers Wireless, Inc., 7.50% due 3/15/2015                                 428,688
Services - 0.4%                     2,525,000   Vodafone Group Plc, 5.64% due 2/27/2012 (a)                              2,494,968
                                                                                                                     -------------
                                                                                                                         2,923,656
----------------------------------------------------------------------------------------------------------------------------------
                                                Total Corporate Bonds (Cost - $131,648,049) - 19.0%                    130,579,210
----------------------------------------------------------------------------------------------------------------------------------

                                                Foreign Government Obligations
----------------------------------------------------------------------------------------------------------------------------------
                            EUR     1,975,000   France Government Bond OAT, 3.75% due 4/25/2017                          2,672,019
----------------------------------------------------------------------------------------------------------------------------------
                                                Total Foreign Government Obligations
                                                (Cost - $2,545,645) - 0.4%                                               2,672,019
----------------------------------------------------------------------------------------------------------------------------------

                                                Capital Trusts
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.3%      USD     2,690,000   State Street Capital Trust IV, 6.694% due 6/01/2067 (a)                  2,434,445
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.6%             2,725,000   BAC Capital Trust XV, 6.38% due 6/01/2056 (a)                            2,482,328
                                    1,450,000   USB Capital IX, 6.189% (a)(h)                                            1,450,963
                                                                                                                     -------------
                                                                                                                         3,933,291
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial               2,785,000   JPM Chase Capital XXI, 6.558% due 5/15/2077 (a)                          2,447,951
Services - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
                                                Total Capital Trusts  (Cost - $9,674,807) - 1.3%                         8,815,687
----------------------------------------------------------------------------------------------------------------------------------

                                                Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 1.9%            13,000,000   Chariot Funding LLC, 5.25% due 10/25/2007                               12,945,021
----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 2.7%               18,829,544   Brown Brothers Harriman & Co., 4.37% due 10/01/2007                     18,829,544
----------------------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Securities
                                                (Cost - $31,784,044) - 4.6%                                             31,774,565
----------------------------------------------------------------------------------------------------------------------------------

                                    Number of
                                  Contracts++   Options Purchased
----------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased                     33   Receive a fixed rate of 5.705% and pay a floating
                                                rate based on 3-month LIBOR,
                                                expiring May 2012, broker Deutsche Bank AG                               1,530,188
----------------------------------------------------------------------------------------------------------------------------------
Put Currency Options                       17   Japanese Yen, expiring January 2008 at USD 935                              40,384
Purchased
----------------------------------------------------------------------------------------------------------------------------------
Put Options Purchased                      33   Pay a fixed rate of 5.705% and receive a floating
                                                rate based on 3-month LIBOR, expiring May 2012,
                                                broker Deutsche Bank AG                                                  1,498,714
----------------------------------------------------------------------------------------------------------------------------------
                                                Total Options Purchased
                                                (Premiums Paid - $2,587,919) - 0.4%                                      3,069,286
----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments Before TBA Sale Commitments and
                                                Options Written (Cost - $781,934,849) - 113.1%                         778,969,962
----------------------------------------------------------------------------------------------------------------------------------

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                         Face
                                       Amount   TBA Sale Commitments                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                            USD    50,000,000   Fannie Mae Guaranteed Pass-Through Certificates,
                                                5.50% due 10/11/2007                                                 $ (48,976,850)
                                   10,000,000   Fannie Mae Guaranteed Pass-Through Certificates,
                                                6% due 10/11/2007                                                      (10,015,402)
----------------------------------------------------------------------------------------------------------------------------------
                                                Total TBA Sale Commitments
                                                (Premiums Received - $59,052,173) - (8.6%)                             (58,992,252)
----------------------------------------------------------------------------------------------------------------------------------

                                    Number of
                                  Contracts++   Options Written
----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                       12   Pay a fixed rate of 4.96% and receive a floating
                                                rate based on 3-month LIBOR, expiring May 2008,
                                                broker Deutsche Bank AG on 3-month LIBOR, expiring
                                                May 2008, broker Deutsche Bank AG                                         (167,264)
----------------------------------------------------------------------------------------------------------------------------------
Put Options Written                        12   Receive a fixed rate of 5.46% and pay a floating
                                                rate based on 3-month LIBOR, expiring May 2008,
                                                broker Deutsche Bank AG                                                   (184,252)
----------------------------------------------------------------------------------------------------------------------------------
                                                Total Options Written
                                                (Premiums Received - $294,500) - (0.0%)                                   (351,516)
----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments, Net of TBA Sale Commitments and
                                                Options Written (Cost - $722,588,176*) - 104.5%                        719,626,194

                                                Liabilities in Excess of Other Assets - (4.5%)                         (31,023,537)
                                                                                                                     -------------
                                                Net Assets - 100.0%                                                  $ 688,602,657
                                                                                                                     =============

+ Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns. As result of prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.
++    One contract represents a notional amount of $1,000,000.
(a)   Floating rate security.
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.
(e) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.
(f) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------------
                                               Purchase       Sale         Realized        Dividend
      Affiliate                                  Cost         Cost           Loss           Income
      ---------------------------------------------------------------------------------------------
      BlackRock Capital Finance LP Series
      1997-R2 Class AP, 9.514%
      due 12/25/2035                               --       $ 7,926       $   (48)         $ 1,699
      ---------------------------------------------------------------------------------------------

(g) Represents a step-up bond; the interest rate shown is the effective yield at the time of purchase.
(h)   The security is a perpetual bond has no definite maturity date.
* The cost and unrealized appreciation (depreciation) of investments, net of TBA sale commitments and options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 723,268,414
                                                                  =============
      Gross unrealized appreciation                               $   3,966,390
      Gross unrealized depreciation                                  (7,608,610)
                                                                  -------------
      Net unrealized depreciation                                 $  (3,642,220)
                                                                  =============

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

o Financial futures contracts purchased as of September 30, 2007 were as follows:

      -----------------------------------------------------------------------------------------------------
                                                                                               Unrealized
      Number of                                             Expiration          Face          Appreciation
      Contracts          Issue              Exchange           Date             Value        (Depreciation)
      -----------------------------------------------------------------------------------------------------
       70            Euro-Bund Future      Frankfurt       December 2007     $ 11,321,006        $  (73,733)
       49            Euro Future           Frankfurt       December 2007     $  7,531,078             7,343
      783            5-Year U.S.
                     Treasury Bond          Chicago        December 2007     $ 83,624,608           180,861
      -----------------------------------------------------------------------------------------------------
      Total Appreciation - Net                                                                   $  114,471
                                                                                                 ==========

o     Financial futures contracts sold as of September 30, 2007 were as follows:

      ------------------------------------------------------------------------------------------------------
                                                                                                Unrealized
      Number of                                            Expiration           Face           Appreciation
      Contracts                  Issue                        Date              Value         (Depreciation)
      ------------------------------------------------------------------------------------------------------
       63                  Eurodollar Futures              December 2007     $ 14,936,874          $ (50,038)
       63                  Eurodollar Futures               March 2008       $ 14,957,312            (80,788)
       52                  Eurodollar Futures                June 2008       $ 12,356,780            (74,450)
       52                  Eurodollar Futures             September 2008     $ 12,361,935            (77,765)
       52                  Eurodollar Futures              December 2008     $ 12,362,335            (76,715)
       52                  Eurodollar Futures               March 2009       $ 12,360,885            (69,065)
       40                  Eurodollar Futures                June 2009       $  9,503,273            (46,727)
       40                  Eurodollar Futures             September 2009     $  9,499,435            (40,065)
       40                  Eurodollar Futures              December 2009     $  9,495,260            (34,740)
       40                  Eurodollar Futures               March 2010       $  9,492,585            (29,915)
      119              2-Year U.S. Treasury Bond           December 2007     $ 24,560,258            (78,320)
      907             10-Year U.S. Treasury Bond           December 2007     $ 99,109,751             (8,344)
       10             30-Year U.S. Treasury Bond           December 2007     $  1,117,787              4,349
      ------------------------------------------------------------------------------------------------------
      Total Depreciation - Net                                                                    $ (662,583)
                                                                                                  ==========

o Forward foreign exchange contracts purchased as of September 30, 2007 were as follows:

      -------------------------------------------------------------------------
      Foreign Currency                                              Unrealized
      Purchased                     Settlement Date                Appreciation
      -------------------------------------------------------------------------
      EUR      3,820,000            October 2007                      $ 193,008
      JPY  2,039,244,999            October 2007                        341,295
      NOK     30,210,566            October 2007                        336,400
      -------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign
      Exchange Contracts - Net (USD Commitment -
      $27,974,212)                                                    $ 870,703
                                                                      =========

o Forward foreign exchange contracts sold as of September 30, 2007 were as follows:

      -------------------------------------------------------------------------
      Foreign Currency                                              Unrealized
      Purchased                     Settlement Date                Appreciation
      -------------------------------------------------------------------------
      EUR      5,681,500            October 2007                    $  (268,734)
      JPY  1,995,210,000            October 2007                       (402,384)
      NOK     30,536,570            October 2007                       (404,903)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign
      Exchange Contracts - Net (USD Commitment -
      $30,102,664)                                                  $(1,076,021)
                                                                    ===========

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

o     Swap contracts outstanding as of September 30, 2007 were as follows:

      -------------------------------------------------------------------------------------------------------------------
                                                                               Notional           Unrealized Appreciation
                                                                                Amount                (Depreciation)
      -------------------------------------------------------------------------------------------------------------------
      Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers CMBS AAA 8.5+
      Index and receive a floating rate based on the spread

      Broker, Credit Suisse First Boston
          Expires October 2007                                              USD 33,000,000                             --

      Receive a fixed rate of 5.36% and pay a floating rate based on 3-month LIBOR

      Broker, Credit Suisse First Boston
          Expires July 2009                                                 USD 95,500,000                    $ 1,152,653

      Receive a fixed rate of 5.39% and pay a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
          Expires July 2009                                                 USD 43,095,000                        522,675

      Receive a fixed rate of 4.4325% and pay a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
          Expires August 2009                                               SEK 40,864,258                       (200,832)

      Receive a fixed rate of 5.0125% and pay a floating rate based on 3-month LIBOR

      Broker, Union Bank of Switzerland AG
          Expires October 2010                                              USD 37,000,000                        310,363

      Pay a fixed rate of 5.1938% and receive a floating rate based on 3-month LIBOR

      Broker, Citibank N.A.
          Expires October 2017                                              USD 7,000,000                          (8,281)

      Sold credit default protection on Morgan Stanley
      Capital I and receive 1.10%

      Broker, Lehman Brothers Special Financing
          Expires November 2042                                             USD 5,000,000                        (450,600)

      Sold credit default protection on Wachovia Bank
      Commercial Mortgage Trust and receive 1.10%

      Broker, Lehman Brothers Special Financing
          Expires October 2044                                              USD 1,700,000                        (152,007)

      Sold credit default protection on Wachovia Bank
      Commercial Mortgage Trust and receive 1.05%

      Broker, Lehman Brothers Special Financing
          Expires December 2044                                             USD 6,700,000                        (628,828)
      -------------------------------------------------------------------------------------------------------------------
      Total                                                                                                     $ 545,143
                                                                                                                =========

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

o     Currency Abbreviations:

      EUR           Euro
      JPY           Japanese Yen
      NOK           Norwegian Krone
      SEK           Swedish Krona
      USD           U.S. Dollar

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: November 20, 2007


By: /s/ Neal J. Andrews
    ----------------------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: November 20, 2007